SUPPLEMENT DATED APRIL 5, 2006 TO THE
                     FIRST INVESTORS INCOME FUNDS PROSPECTUS

                                 CASH MANAGEMENT
                                   GOVERNMENT
                                INVESTMENT GRADE
                                 FUND FOR INCOME

                             Dated January 30, 2006


         This supplement supersedes the supplement dated February 28, 2006.

         The information regarding George V. Ganter in the fourth paragraph on page 29 under the "Fund Management" section is deleted in its entirety and replaced as follows:

         Martin F. Fetherston, CFA, serves as Portfolio Manager for the Investment Grade Fund. Mr. Fetherston also manages another First Investors Fund. Prior to joining FIMCO in 2006, Mr. Fetherston was employed as a Senior Portfolio Manager (2004-2005) and Portfolio Manager (2001-2004) at The Dreyfus Corporation and was Director, Corporate Trading (1997-2001) at The Guardian Life Insurance Company of America.

                     SUPPLEMENT DATED APRIL 5, 2006 TO THE
                FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

                             Dated January 30, 2006


         This supplement supersedes the supplement dated February 28, 2006.

         The information regarding George V. Ganter on page 10 under "Who manages the Investment Grade Fund" is deleted in its entirety and replaced with the following:

          Martin  F.  Fetherston,  CFA,  serves  as  Portfolio  Manager  for the
          Investment Grade Fund. Mr. Fetherston also manages another First Investors Fund. Prior to joining FIMCO in 2006, Mr. Fetherston was employed as a Senior Portfolio Manager (2004-2005) and Portfolio Manager (2001-2004) at The Dreyfus Corporation and was Director, Corporate Trading (1997-2001) at The Guardian Life Insurance Company of America.

                     SUPPLEMENT DATED APRIL 5, 2006 TO THE
                          FIRST INVESTORS INCOME FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 CASH MANAGEMENT
                                   GOVERNMENT
                                INVESTMENT GRADE
                                 FUND FOR INCOME

                             Dated January 30, 2006

     This supplement supersedes the supplement dated February 28, 2006.


1. The information regarding Investment Grade Fund in the section "Portfolio Managers" under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2005" on page I-14 is supplemented with the following:


     A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED SEPTEMBER 30, 2005(1)

-----------------------------------------------------------------------------------------------------------------------------------

  NAME OF PORTFOLIO          OTHER ACCOUNTS MANAGED       NUMBER     TOTAL ASSETS OF   NUMBER OF ACCOUNTS      TOTAL ASSETS IN THE
  MANAGER AND FUND                                        OF OTHER    OTHER ACCOUNTS   WHICH ADVISORY FEE    ACCOUNTS WHICH ADVISORY
 COVERED BY THIS SAI                                      ACCOUNTS    (in millions)      IS BASED ON        FEE IS BASED ON ACCOUNT
                                                                                       ACCOUNT PERFORMANCE       PERFORMANCE
                                                                                                                 (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
 FIMCO's Portfolio Managers:
 ----------------------------------------------------------------------------------------------------------------------------------

 Martin F. Fetherston:   Other Registered Investment         1         $37.3               None                     $0
                         Companies
                         ----------------------------------------------------------------------------------------------------------
 Investment Grade        Other Pooled Investment Vehicles    None        $0                None                     $0
                         ----------------------------------------------------------------------------------------------------------
                         Other Accounts                      None        $0                None                     $0
 ----------------------------------------------------------------------------------------------------------------------------------

     (1) Information for Martin F. Fetherston is as of April 3, 2006.


2. The information regarding the Investment Grade Fund in the section "Portfolio Managers" under the heading "D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2005 on page I-16 is supplemented with the following:

D.   PORTFOLIO  MANAGER  FUND  OWNERSHIP  FOR FISCAL  YEAR ENDED  SEPTEMBER  30,
     2005(2)


-----------------------------------------------------------------------------------------------------------------------------------

FIMCO's Portfolio Managers:
-----------------------------------------------------------------------------------------------------------------------------------

NAME                                             FUND                            DOLLAR RANGE OF FUND OWNERSHIP (dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Martin F. Fetherston                             Investment Grade                                       None
-----------------------------------------------------------------------------------------------------------------------------------


     (2) Information for Martin F. Fetherston is as of April 3, 2006.

3. Under Appendix "A" for the Investment Grade Fund, page I-A-3 is replaced with the following:

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS INCOME FUNDS


                                                                     |X| Fund uses or currently     -     Fund does not currently
INVESTMENT GRADE FUND                                                    anticipates using                anticipate using
-----------------------------------------------------------------------------------------------------------------------------------

Debt Securities                                                      |X|
     Commercial Paper and Other Short-Term Investments               |X|
     Corporate Bonds and Notes                                       |X|
     Convertible Debt Securities                                     -
     High Yield Securities                                           |X|
     Mortgage-Backed Securities                                      |X|
     Other Asset-Backed Securities                                   |X|
     Municipal Securities                                            -
     Syndicated Bank Loans                                           -
     U.S. Government Securities                                      |X|
     Variable and Floating Rate Securities                           |X|
     Zero Coupon and Pay-In-Kind Bonds                               |X|
Equity Securities                                                    -
     Common Stocks, Preferred Stocks, and Warrants                   -
     Shares of Other Investment Companies                            -
     Shares of Exchange Traded Funds                                 -
     Real Estate Investment Trusts                                   -
Foreign Securities Exposure                                          |X|
     Depository Receipts                                             -
     Foreign Securities Traded in the U.S.                           |X|
     Foreign Securities Traded in Foreign Markets                    -
     Foreign Securities Traded in Emerging Markets                   -
Derivatives                                                          -
     Credit-Linked Securities                                        -
     Inverse Floaters                                                -
     Interest Rate Swaps                                             -
Restricted and Illiquid Securities                                   |X|
When-Issued Securities                                               |X|
Stand-By Commitments                                                 -
Options                                                              -
Futures                                                              -
Repurchase Agreements                                                -
Temporary Borrowing                                                  |X|
Temporary Defensive Investments                                      |X|
